Consolidated Statements of Changes in Shareholders' Equity	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-redeemable non-controlling interests CNY (¥)	Non-redeemable non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2021	¥ 187,769,092		¥ 4,720,147		¥ (9,818,754)		¥ 540,583,564		¥ (37,559,847)		¥ (310,156,018)		¥ 3,130,442		¥ 190,899,534
Balance (in shares) at Dec. 31, 2021 | shares			62,753,840	62,753,840
Increase (Decrease) in Stockholders' Equity
Net loss	(47,892,909)										(47,892,909)		(701,322)		(48,594,231)
Foreign currency translation adjustment, net of nil income tax	556,762								556,762						556,762
Share-based compensation	1,459,755						1,459,755								1,459,755
Payments of individual income tax in connection with shares directly withheld from employees	(30,731)						(30,731)								(30,731)
Cash collected upon exercise of share options	218,943						218,943								218,943
Acquisition of non-redeemable non-controlling interests	1,018,421						1,018,421						(1,418,421)		(400,000)
Disposal of subsidiaries													(595,842)		(595,842)
Settlement of vested share options and vested shares using treasury shares					1,191,860		(1,191,860)
Balance at Dec. 31, 2022	143,099,333		¥ 4,720,147		(8,626,894)		542,058,092		(37,003,085)		(358,048,927)		414,857		143,514,190
Balance (in shares) at Dec. 31, 2022 | shares			62,753,840	62,753,840
Increase (Decrease) in Stockholders' Equity
Net loss	(33,660,245)										(33,660,245)		(50,296)		(33,710,541)
Foreign currency translation adjustment, net of nil income tax	(1,422)								(1,422)						(1,422)
Share-based compensation	3,068,041						3,068,041								3,068,041
Payments of individual income tax in connection with shares directly withheld from employees	(68,326)		¥ 9,981				(78,307)								(68,326)
Payments of individual income tax in connection with shares directly withheld from employees (in shares) | shares			140,120	140,120
Cash collected upon exercise of share options	471,765						471,765								471,765
Acquisition of non-redeemable non-controlling interests	128,722						128,722						(428,722)		(300,000)
Settlement of vested share options and vested shares using treasury shares					425,848		(425,848)
Balance at Dec. 31, 2023	113,037,868		¥ 4,730,128		(8,201,046)		545,222,465		(37,004,507)		(391,709,172)		(64,161)		¥ 112,973,707
Balance (in shares) at Dec. 31, 2023 | shares			62,893,960	62,893,960											62,893,960	62,893,960
Increase (Decrease) in Stockholders' Equity
Net loss	(36,097,777)										(36,097,777)		(95)		¥ (36,097,872)
Foreign currency translation adjustment, net of nil income tax	52,324								52,324						52,324	$ 7,168
Share-based compensation	2,811,732						2,811,732								2,811,732
Payments of individual income tax in connection with shares directly withheld from employees	(93,699)		¥ 25,495				(119,194)								(93,699)
Payments of individual income tax in connection with shares directly withheld from employees (in shares) | shares			355,136	355,136
Balance at Dec. 31, 2024	¥ 79,710,448	$ 10,920,287	¥ 4,755,623	$ 651,518	¥ (8,201,046)	$ (1,123,539)	¥ 547,915,003	$ 75,064,048	¥ (36,952,183)	$ (5,062,428)	¥ (427,806,949)	$ (58,609,312)	¥ (64,256)	$ (8,803)	¥ 79,646,192	$ 10,911,484
Balance (in shares) at Dec. 31, 2024 | shares			63,249,096	63,249,096											63,249,096	63,249,096